Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 14, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Government Reserves (the “Fund”), a series of Legg Mason Partners Money Market Trust (the “Registrant”)

Securities Act File No. 2-91556

Investment Company Act File No. 811-4052

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 31, 2012 to the Fund’s Prospectuses relating to Class N Shares and Service Shares, dated December 29, 2011.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8381.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC